LOANS AND BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LOANS AND BORROWINGS
Mortgage Payable	$ 48,197	$ 59,601
Current loans and borrowings	14,320	11,610
Bond
LOANS AND BORROWINGS
Mortgage Payable	38,170	37,810
Galaxy loan
LOANS AND BORROWINGS
Mortgage Payable	9,230	18,475
Current loans and borrowings	13,444	10,169
Mortgage - Quebec facility
LOANS AND BORROWINGS
Mortgage Payable	797	2,785
Current loans and borrowings	600	1,130
Other loans
LOANS AND BORROWINGS
Current loans and borrowings	$ 276	306
Lease liability
LOANS AND BORROWINGS
Mortgage Payable		531
Current loans and borrowings		$ 5